Trade and Other Payables - Summary of Trade and Other Payables (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade and other payables [abstract]
Trade payables and accrued liabilities	$ 389,476	$ 395,883
Interest payable on long-term borrowings	9,814	10,906
Payable to related parties	65,903	51,490
Other	1,013	965
Trade and other current payables	$ 466,206	$ 459,244